Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

On July 5, 2022, the Company completed the spin-off of its previously wholly-owned subsidiary, United Maritime Corporation (“United” or the “Spin-Off”).

On November 28, 2022, United redeemed its outstanding 10,000 Series C Preferred Shares held by Seanergy at a price equal to 105% of the original issue price, resulting in a cash inflow of $10,500. As of December 31, 2022, dividends received in respect with the Series C Preferred Shares amounted to $243 and the difference between the redemption price and the original price of Series C preferred Shares amounted to $500 and are included in “Interest and other income” in the consolidated  statements of income.

Management Agreements:

Master Management Agreement

On July 5, 2022, Seanergy entered into a master management agreement with United for the provision of technical, administrative, commercial, brokerage and certain other services. Certain of these services are being contracted directly with Seanergy’s wholly owned subsidiaries, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) and Seanergy Management. In consideration of Seanergy providing such services, United pays a fixed administration fee of $0.3 per vessel per day to Seanergy. The initial term of the master management agreement with United expired on December 31, 2024, and was automatically extended for an additional 12-month period. The master management agreement may be terminated immediately only for cause and at any time by either party with three months’ prior notice, and no termination fee will be payable.

Technical Management Agreement

In relation to the technical management, Seanergy Shipmanagement is responsible for arranging (directly or by subcontracting) for the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling for five of United’s vessels. Pursuant to the management agreements, Seanergy Shipmanagement earns a fixed management fee of $10 per month for such services for one vessel and thereafter a fixed management fee of $14 per month for five United vessels.

On July 19, 2024, the technical management of one of United’s vessel with Seanergy Shipmanagement was terminated due to her sale and on September 10, 2024, Seanergy Shipmanagement undertook the technical management of another United vessel. As of December 31, 2024, Seanergy Shipmanagement earns a fixed management fee of $14 per month for the aforesaid services for five United vessels.
Commercial Management Agreement

Seanergy Management had entered into a commercial management agreement with United pursuant to which Seanergy Management acted as agent for United’s subsidiaries (directly or through subcontracting) for the commercial management of their vessels, including chartering, monitoring thereof, freight collection, and sale and purchase up until March 31, 2023, except for one tanker vessel for which such agreement was in effect up until her sale to her new owners in August 2023. United was paying to Seanergy Management a fee equal to 1.25% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels, except for any vessels that were chartered-out to Seanergy. Seanergy Management also earned a fee equal to 1% of the contract price of any vessel bought or sold by them on United’s behalf, except for any vessels bought or sold from or to Seanergy, or in respect of any vessel sale relating to a sale and leaseback transaction.

Effective as of April 1, 2023, Seanergy Management has entered into a new commercial management agreement with United’s subsidiary, United Management Corp. (“United Management”) pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United agreed to pay Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf, but not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction.

Right of First Refusal Agreement

On July 5, 2022, Seanergy entered into a Right of First Refusal Agreement with United. Pursuant to the agreement, Seanergy has a right of first refusal with respect to any opportunity available to United to sell, acquire or charter-in any Capesize vessel as well as with respect to chartering opportunities, other than short-term charters with a term of 13 months or less, available to United for Capesize vessels. In addition, United has a right of first offer with respect to any Capesize vessel sales by the Company. United exercised such right with respect to the sale of the Goodship and the Tradership (Note 6). Both vessels were delivered to United in February 2023. As of December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $8,094 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statements of income (Note 6).

During the year ended December 31, 2022, “Gain on Spin-off of United Maritime Corporation” amounted to $2,800 represents the difference between the fair value of the assets contributed (i.e., the vessel and the attached time charter) and their carrying value. Carrying value consisting of vessel cost amounted to $12,902, unamortized deferred charges amounted to $3,058 and other costs amounted to $48.

During the years ended December 31, 2024, 2023 and 2022, fees charged from Seanergy to United in relation to the above-mentioned services amounted to $2,578, $3,198 and $2,391 respectively and are presented in “Fees from related parties” in the consolidated statements of income.
As of December 31, 2024 and 2023, balance due from United amounted to $7,271 and $308, respectively, and is included in “Due from related parties” in the accompanying consolidated balance sheets.